Revenue Recognition (Tables) - EOS ENERGY STORAGE, LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of liabilities from contracts with customers
	September 30, 2020	December 31, 2019	September 30, 2019	December 31, 2018
Contract Liabilities	$310	$300	$817	$718

	September 30, 2020	December 31, 2019	September 30, 2019	December 31, 2018
Contract Liabilities	$310	$300	$817	$718

Schedule of estimated revenue expected to be recognized in the future related to performance obligations
September 30, 2020	2020	2021	2022	2023	Thereafter
Product Revenue	$310	$—	$—	$—	$—

September 30, 2020	2020	2021	2022	2023	Thereafter
Product Revenue	$310	$—	$—	$—	$—